Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

27. Share capital

(a) Preference shares:

Authorized: Unlimited preference shares without par value.

Issued and fully paid: Nil.

(b) Common shares:

Authorized: Unlimited common shares without par value.

Issued and fully paid:

	Year ended Dec. 31, 2024		Year ended Dec. 31, 2023
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	350,728,536	$2,240.2	262,019,857	$1,780.8
Shares issued on equity raise, net of share issuance costs	42,366,000	386.2	-	-
Flow through shares, net of share issuance costs and implied premium	968,900	8.6	1,960,000	10.1
Exercise of options	482,028	3.6	67,145	0.3
Exercise of warrants	386,910	2.7	-	-
Shares issued on acquisition of Copper Mountain, net of share issuance costs	-	-	84,165,617	436.5
Shares issued on acquisition of Rockcliff	-	-	2,675,324	12.5
Cancelled shares	-	-	(159,407)	-
Balance, end of period	394,932,374	$2,641.3	350,728,536	$2,240.2

During the year ended December 31, 2024, the Company declared two semi-annual dividends of C$0.01 per share. The Company paid $2.6 million and $2.9 million in dividends on March 22, 2024 and September 20, 2024 to shareholders of record as of March 5, 2024 and September 3, 2024.

On May 24, 2024, the Company closed an equity financing with a syndicate of underwriters ("the Offering"). Pursuant to the Offering, the Underwriters purchased on a bought deal basis from the Company a total of 42,366,000 common shares at a price of $9.50 per Common Shares for aggregate gross proceeds of $402.5 million. Transaction costs related to the Offering were $16.1 million resulting in net proceeds to the Company of $386.4 million. Associated with the Offering were $0.2 million of share issuance costs resulting in net equity raised of $386.2 million.

During the year ended December 31, 2024, the Company completed a Canadian Development Expense and Canadian Exploration Expense flow-through financing. The flow-through share liability will be recognized in earnings as eligible expenditures are made. The Company issued 968,900 common shares for proceeds, net of transaction costs, of $11.8 million. The implied premium on the flow-through shares of $3.2 million was recorded as a flow-through share liability.

During the year ended December 31, 2023, the Company declared two semi-annual dividends of C$0.01 per share. The Company paid $1.9 million and $2.6 million in dividends on March 24, 2023 and September 22, 2023 to shareholders of record as of March 7, 2023 and September 1, 2023.

During the year ended December 31, 2023, the Company completed a Canadian Development Expense and Canadian Exploration Expense flow-through financing. The Company issued 1,960,000 common shares for proceeds, net of transaction costs, of $14.4 million. The implied premium on the flow-through shares of $4.3 million was recorded as a flow-through share liability. At December 31, 2024, $4.1 million of flow-through share liability was renounced and recognized in other expenses (note 7e) on the consolidated statements of income.